Vessel Operating Expenses - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating Expenses [Abstract]
Crew wages and related costs	$ 28,004	$ 25,224
Insurance	2,682	2,525
Repairs, maintenance and drydocking costs	5,492	9,315
Spares, stores and provisions	11,728	12,030
Lubricants	2,952	3,130
Taxes	533	479
Miscellaneous	2,076	2,013
Total	$ 53,467	$ 54,716